SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

DWS Blue Chip Fund

DWS Growth & Income Fund

DWS Small Cap Core Fund
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The following information supplements the existing disclosure contained in the “Fund Ownership of Portfolio Managers” and “Conflicts of Interest” subsection under the “Portfolio Management” section of the Funds’ Statement of Additional Information.

Fund Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by Russell Shtern in the Fund as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of February 28, 2010.

DWS Blue Chip Fund
Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned

Russell Shtern	$0	$50,001 - $100,000
DWS Growth & Income Fund
Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned

Russell Shtern	$0	$50,001 - $100,000

DWS Small Cap Core Fund
Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned

Russell Shtern	$0	$50,001 - $100,000

Conflicts of Interest

In addition to managing the assets of a Fund, a Fund’s portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for Russell Shtern the number and asset size of (1) SEC registered investment companies (or series thereof) other than a Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by him. Total assets attributed to the portfolio managers in the tables below include total assets of each account managed by them, although the managers may only manage a portion of such account’s assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of February 28, 2010.

Other SEC Registered Investment Companies Managed:

DWS Blue Chip Fund
Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	3	$734,294,639	0	$0

DWS Growth & Income Fund
Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	3	$734,294,639	0	$0

DWS Small Cap Core Fund
Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	3	$734,294,639	0	$0

Other Pooled Investment Vehicles Managed:

DWS Blue Chip Fund
Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	2	$689,675,371	0	$0

DWS Growth & Income Fund
Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	2	$689,675,371	0	$0

DWS Small Cap Core Fund
Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	2	$689,675,371	0	$0

Other Accounts Managed:

DWS Blue Chip Fund
Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	22	$5,869,915,991	0	$0

DWS Growth & Income Fund
Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	22	$5,869,915,991	0	$0

DWS Small Cap Core Fund
Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

Russell Shtern	22	$5,869,915,991	0	$0

Please Retain This Supplement for Future Reference

June 11, 2010